Document and Entity Information (USD $)	6 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	Blue Star Entertainment Technologies, Inc.
Document Type	6-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Entity Central Index Key	0001439133
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding	560,020,000
Entity Public Float	$ 500,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY